GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Net loss					$ 21,749,920	$ 4,095,507
Net cash used in operating activities			$ (442,135)	$ (263,313)	(226,493)	(995,093)
Impairment of goodwill and long lived assets	$ 442,135		442,135		16,746,502	1,170,451	$ 263,313
Net increase in assets and liabilities			2,303,246	3,385,007	4,776,925	4,270,865
Net cash provided by financing activities			382,505	0	(180,525)	1,169,810
Proceeds from sale of Series D Preferred Stock shares						610,502
Proceeds from convertible notes, loans and advances			358,500	1,256,187	1,256,187	3,900,400
Net loss	$ (257,548)	$ (1,245,019)	(3,093,608)	(11,352,944)	(21,749,920)	(4,095,507)
Payment on convertible loans, advances and factoring agreements			139,931	(83,221)	(1,391,580)	(3,502,592)
Payments on convertible notes and amounts payable - related parties			39,664	1,391,580	45,132
Net cash used in investing activities			0	(16,297)	(22,747)	324,040
Stimulus offerings						$ 1,402,700
Net cash provided by financing activities			382,505	(175,057)
Proceeds from convertible notes, loans and advances			$ 358,500	$ 1,256,187
Total Services Revenues
Proceeds from convertible notes, loans and advances					81,675
Additional Convertible promissory notes					$ 330,000